Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

17. Subsequent Events

(1)	On February 26, 2026, the management entered into a new lease agreement for its principal executive office located at Unit 804-5, 8/F, Capital Centre, 151 Gloucester Road, Wanchai, Hong Kong. This lease is a three years term, beginning on March 23, 2026, and ending on March 22, 2029.

(2)

On April 25, 2026, the Company entered into a service agreement with ELG Management Limited (“ELG”), a related party (member of the immediate family of Mr. Hue Kwok Chiu, who is shareholder and Chairman of the Board of Directors Smart Logistics Global Limited).

Under the agreement, ELG will use office space and related services provided by the Company, for a monthly fee of HK$33,000. The agreement runs from 1 May 2026 to 30 April 2027.

This is a non-adjusting subsequent event with no impact on the financial statements for the year ended December 31, 2025.